Income Taxes (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Non-current deferred tax assets:
Tax loss carry forward, after offset unrecognized tax benefits	$ 6,062	¥ 4,241
Less: valuation allowances	929
Total	5,133	¥ 4,241
US$ [Member]
Non-current deferred tax assets:
Tax loss carry forward, after offset unrecognized tax benefits	883
Less: valuation allowances	135
Total	$ 748